UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     May 01, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $409,380 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


01   28-04490                      Vontobel USA Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Ltd                        ORD              G0070K103     7635   183113 SH       SOLE                   183113        0        0
American Intl Group Inc        COM              026874107    25590   354754 SH       SOLE                   354754        0        0
Anheuser Busch Cos Inc         COM              035229103     1430    27427 SH       SOLE                    27427        0        0
Banco Santander Chile          SPON ADR SER A   05965F108      805    51900 SH       SOLE                    51900        0        0
Berkshire Hathaway Inc  Del    CL B             084670207      470      197 SH       SOLE                      197        0        0
Berkshire Hathaway Inc  Del    CL A             084670108    40670      572 SH       SOLE                      572        0        0
California Center Bank         COM              13007A103     2830   242167 SH       SOLE                   242167        0        0
Chubb Corp                     COM              171232101    24195   330967 SH       SOLE                   330967        0        0
Cincinnati Finl Corp           COM              172062101    24260   555659 SH       SOLE                   555659        0        0
Coca-Cola Femsa SA DE CV       SPON ADR REP L   191241108     1340    49100 SH       SOLE                    49100        0        0
Corus Bankshares Inc           COM              220873103     4670    98200 SH       SOLE                    98200        0        0
Dr  Reddys Labs Ltd            ADR              256135203     2635   119100 SH       SOLE                   119100        0        0
Embraer-Empresa Brasileira     ADR PFD SHS      29081M102     1220    60292 SH       SOLE                    60292        0        0
Federal Home Loan Mortgage     COM              313400301    35550   560967 SH       SOLE                   560967        0        0
Federal National Mortgage      COM              313586109    36880   461653 SH       SOLE                   461653        0        0
Fomento Economico Mexicano     SPON ADR UNITS   344419106      420     8900 SH       SOLE                     8900        0        0
Gannett Co                     COM              364730101    12000   157744 SH       SOLE                   157744        0        0
Golden West Finl Corp  Del     COM              381317106    19395   305429 SH       SOLE                   305429        0        0
HDFC Bank Ltd                  ADR REPS 3 SHS   40415F101      510    33100 SH       SOLE                    33100        0        0
Health Management Associates   COM              421933102    15995   771605 SH       SOLE                   771605        0        0
Hershey Foods Corp             COM              427866108     5015    73160 SH       SOLE                    73160        0        0
IPC Holdings Ltd               COM              G4933P101     7540   231600 SH       SOLE                   231600        0        0
Knight Ridder Inc              COM              499040103    10810   157361 SH       SOLE                   157361        0        0
Markel Corp                    COM              570535104    29240   143673 SH       SOLE                   143673        0        0
Matav-Cable Sys Media LTD      Spons ADR        576561104      480    27300 SH       SOLE                    27300        0        0
Mercury General Corp  New      COM              589400100    16250   349395 SH       SOLE                   349395        0        0
Old Republic International     COM              680223104    15635   489060 SH       SOLE                   489060        0        0
PanAmerican Beverages Inc      CL A             P74823108     1225    67400 SH       SOLE                    67400        0        0
Pertoleo Brasileiro SA Petro   SPONSORED ADR    71654V408     2210    83600 SH       SOLE                    83600        0        0
PT Telekomunikasi Indonesia    SPONSORED ADR    715684106      580    69700 SH       SOLE                    69700        0        0
Royal Dutch Pete Co            NY REG GLD 1.25  780257804     6395   117742 SH       SOLE                   117742        0        0
SPDR TR                        UNIT SER 1       78462F103      750     6570 SH       SOLE                     6570        0        0
Telefonos De Mexico SA         SP ADR REP ORD   879403780     6590   163100 SH       SOLE                    81200        0        0
Torchmark Corp                 COM              891027104     9585   237867 SH       SOLE                   237867        0        0
Unumprovident Corp             COM              91529Y106     8460   302773 SH       SOLE                   302773        0        0
Washington Post Co             CL B             939640108     7105    11705 SH       SOLE                    11705        0        0
Watts Industries Inc           CL. A            942749102    13430   799517 SH       SOLE                   799517        0        0
Wells Fargo & Co  Del          COM              949740104     9580   193868 SH       SOLE                   193868        0        0